CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash		$ 125,403	$ 92,229
Prepaid expenses		4,151	2,538
Income taxes receivable		3,907	2,102
Investment in convertible notes (current)		11,000	0
Other current assets		7,034	5,142
Total current assets		151,495	102,011
Property and equipment, net		119,201	92,442
Other assets:
Route and customer acquisition costs, net		17,399	13,994
Location contracts acquired, net		166,783	126,038
Goodwill		34,511	0
Investment in convertible note, less current portion		19,000	0
Other assets		928	689
Total other assets		238,621	140,721
Total assets		509,317	335,174
Current liabilities:
Current maturities of debt		15,000	62,500
Current maturities of capital lease		0	531
Current portion of route and customer acquisition costs payable		1,700	1,821
Accrued location gaming expense		1,323	1,132
Accrued state gaming expense		7,119	4,929
Accounts payable and other accrued expenses		19,511	12,413
Current portion of consideration payable		10,293	2,556
Total current liabilities		54,946	85,882
Long-term liabilities:
Debt, net of current maturities		334,692	168,895
Route and customer acquisition costs payable, less current portion		4,752	5,364
Consideration payable, less current portion		16,426	9,020
Deferred income tax liability		12,976	8,895
Total long-term liabilities		368,846	192,174
Stockholders’ equity:
Preferred Stock, par value of $0.0001; 1,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2019 and December 31, 2018	[1]	0	0
Treasury stock, at cost	[1]	0	(5,832)
Additional paid-in capital	[1]	105,986	80,146
Accumulated deficit	[1]	(20,470)	(17,202)
Total stockholders' equity	[1]	85,525	57,118
Total liabilities and equity		509,317	335,174
Class A-1 Common Stock
Stockholders’ equity:
Common stock issued	[1]	8	6
Class A-2 Common Stock
Stockholders’ equity:
Common stock issued	[1]	$ 1	$ 0

[1]	Equity amounts have been retroactively restated to give effect to the reverse capitalization that is discussed in Note 3.